Related Parties	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
Ultimate controlling party
As at March 31, 2024, the holders of Multiple Voting Shares, directly or indirectly, collectively owned or exercised control over Subordinate Voting Shares and Multiple Voting Shares representing approximately 45.6% of the total voting rights of Alithya. The holders entered into a voting agreement on November 1, 2018, pursuant to which they agreed to, among other things, vote all of the Subordinate Voting Shares and Multiple Voting Shares under their control in accordance with decisions made by a majority of them, subject to certain exceptions.
Transactions with directors and key management personnel
Key management includes members of the Company’s Executive Committee and certain other key management personnel. Key management of Alithya participate in the share purchase plan and the Incentive Plans. The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2024	2023
	$	$
Director compensation, and key management salaries and benefits (a)	4,100	4,101
Share-based compensation	2,106	3,081
	6,206	7,182

(a) Salaries and benefits include short-term incentive compensation.

In addition to the above amounts, the Company is committed to pay incremental benefits to certain members of key management up to $6,433,000 (2023 - $6,624,000) in the event of a change of control and/or termination without cause.
16. RELATED PARTIES (CONT’D)
Operating transactions with key management personnel
In the normal course of operations, the Company incurred the following transactions with an entity controlled by a director. The transactions have been recorded at the contractual amount of the consideration established, which represents market rates, as agreed by the related parties. As at March 31, 2024, the entity was no longer a related party as its controlling shareholder ceased to be a director of the Company on September 14, 2022.

Year ended	March 31,
	2024	2023
	$	$
Revenues (a)	—	6,811

(a) Under a ten-year commercial agreement, ending in April 2031, an entity controlled by a former director has committed to minimum annual gross margin, resulting from the procurement of consulting services, with annual surpluses and/or deficiencies thereof eligible to certain carryover provisions. Should the minimum contracted amounts not be met, the entity will make compensating payments based on a formula as defined in the commercial agreement. The commercial agreement may be extended to April 2034, however the minimum annual gross margin requirements will not be applicable to the extension period.